ENTERPRISE-WIDE DISCLOSURE (Details - Revenue by regions) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 2,079,203	$ 2,894,128	$ 5,060,143	$ 4,220,776
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,997,203	2,151,434	4,573,373	3,202,451
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	0	538,694	166,770	712,225
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	82,000	204,000	320,000	304,850
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 0	$ 0	$ 1,250	$ 1,250